Mainland China Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Mainland China Employee Contribution Plan
Expenses incurred for the PRC government-mandated multi-employer defined contribution plan	$ 3,768	¥ 26,229	¥ 18,414	¥ 13,284